Fees Summary	Sep. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 200,000
Previously Paid Amount	0.00
Total Fee Amount	27.62
Total Offset Amount	0.00
Net Fee	27.62
Narrative - Max Aggregate Offering Price	$ 200,000
Final Prospectus	true